Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2019
Summary of significant accounting policies
Schedule of exchange rates per 1.00

The most important exchange rates per £1.00 that have been used in preparing the financial statements are:

	Closing rate			Average rate
	2019	2018	2017	2019	2018	2017
Euro	1.1170	1.1309	1.1379	1.1346	1.1327	1.1663
US Dollar	1.2718	1.3194	1.2988	1.2959	1.3465	1.2774